Related Party (Details) - Schedule of Related Parties Transactions	12 Months Ended
Dec. 31, 2023
Jie Liu [Member]
Related Party Transaction [Line Items]
Name of the related parties	Jie Liu
Nature of relationship	CEO of the Company
Yuanqing Liu [Member]
Related Party Transaction [Line Items]
Name of the related parties	Yuanqing Liu
Nature of relationship	Family member of the CEO, Father of the CEO
Ronglan Sun [Member]
Related Party Transaction [Line Items]
Name of the related parties	Ronglan Sun
Nature of relationship	Family member of the CEO, Mother of the CEO
Hongyu Hao [Member]
Related Party Transaction [Line Items]
Name of the related parties	Hongyu Hao
Nature of relationship	Family member of the CEO and Vice President of Purchase Department
Huimin Lv [Member]
Related Party Transaction [Line Items]
Name of the related parties	Huimin Lv
Nature of relationship	CEO assistant of the Company and Vice President of HR & Administration
Yuanxiang Liu [Member]
Related Party Transaction [Line Items]
Name of the related parties	Yuanxiang Liu
Nature of relationship	Family member of the CEO, Uncle of the CEO
Li Liu [Member]
Related Party Transaction [Line Items]
Name of the related parties	Li Liu
Nature of relationship	Family member of the CEO, Sister of the CEO
Yongqing Dong [Member]
Related Party Transaction [Line Items]
Name of the related parties	Yongqing Dong
Nature of relationship	Family member of the CEO